SunAmerica Asset

Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City NJ 07311-4992

201.324.6378

201.324.6364 Fax

thomas.peeney@sunamerica.com

Thomas D. Peeney

Vice President & Assistant General Counsel

February 29, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Money Market Funds, Inc. (the “Corporation”)

Securities Act File No. 002-85370

Investment Company Act File No. 811-03807

Ladies and Gentlemen:

On behalf of the Corporation, and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission, Post-Effective Amendment No. 50 to the Corporation’s Registration Statement under the 1933 Act and Amendment No. 48 to the Corporation’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The purpose of the Amendment is to reflect a change in the name of SunAmerica Money Market Fund (the “Fund”), a series of the Corporation, to the “SunAmerica Government Money Market Fund,” along with certain changes to the Fund’s principal investment strategy and corresponding changes to the Fund’s risks.

It is proposed that the Amendment will become effective 60 days after filing pursuant to Rule 485(a)(1) under the 1933 Act on April 29, 2016.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (201) 324-6378.

Very Truly Yours,

/s/ Thomas D. Peeney

Thomas D. Peeney